LICENSING AGREEMENTS	12 Months Ended
Dec. 31, 2015
Licensing Agreements
LICENSING AGREEMENTS

We originally entered into a three-year licensing agreement with Disney Consumer Products, Inc. and an 18-month licensing agreement with Marvel Characters, B.V. (collectively, the “Licensing Agreements”) in 2012. Each Licensing Agreement allows us to feature popular Disney and Marvel characters on AquaBall™ Naturally Flavored Water, allowing AquaBall™ to stand out among other beverages marketed towards children. Under the terms and conditions of the Licensing Agreements, we work with the Disney and Marvel teams to create colorful, eye-catching labels that surround the entire spherical shape of each AquaBall™. Once the label designs are approved, we work with Disney and Marvel to set retail calendars, rotating the placement of different AquaBall™ designs over the course of the year.

In 2015, the Company and Disney entered into a renewed Licensing Agreement, which extended the Company’s license with Disney through March 31, 2017 (the “Disney Agreement”). The terms of the Disney Agreement entitle Disney to receive a royalty rate of 5% on sales of AquaBall™ Naturally Flavored Water adorned with Disney characters, paid quarterly, with a total guarantee of $450,870 over the period from April 1, 2015 through March 31, 2017. In addition, the Company is required to make a ‘common marketing fund’ contribution equal to 1% of sales due annually during the agreement. The Company is required to spend a total of $820,000 on advertising and promotional opportunities over the term of the Disney Agreement.

The former Marvel Licensing Agreement (“Marvel Agreement”) stipulated a royalty rate of 5% on sales of AquaBall™ Naturally Flavored Water adorned with Marvel characters, paid quarterly. The total royalty guarantee paid during the period from July 1, 2015 through December 31, 2015 was $37,500.

On August 22, 2015, the Company and Marvel entered into a renewed Licensing Agreement to extend the Company's license to feature certain Marvel characters on bottles of AquaBall™ Naturally Flavored Water through December 31, 2017. The Marvel Agreement requires the Company to pay to Marvel a 5% royalty rate on sales of AquaBall™ Naturally Flavored Water adorned with Marvel characters, paid quarterly, through December 31, 2017, with a total guarantee of $200,000.